Assets Pledged and Contingent Liabilities	12 Months Ended
Dec. 31, 2020
Parent Company
Assets Pledged and Contingent Liabilities
Assets Pledged and Contingent Liabilities

Note 22 Assets Pledged and Contingent Liabilities

Information concerning assets pledged and any contingent liabilities in the Parent Company can be found in the Group’s Note 30 Assets Pledged, Contingent Liabilities and Other Obligations. In the Parent Company restricted bank accounts amounts to SEK 1,938 and SEK 1,938 as of December 31, 2020 and 2019, respectively.